Revenue from Contracts with Customers (All Registrants)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer (All Registrants) [Abstract]
Revenue from Contracts with Customers [Text Block]	Revenue from Contracts with Customers (All Registrants)
The Registrants recognize revenue from contracts with customers to depict the transfer of goods or services to customers at an amount that the entities expect to be entitled to in exchange for those goods or services. The primary sources of revenue include regulated electric and gas tariff sales, distribution, and transmission services. The performance obligations, revenue recognition, and payment terms associated with these sources of revenue are further discussed in the table below. There are no significant financing components for these sources of revenue and no variable consideration.
Unless otherwise noted, for each of the significant revenue categories and related performance obligations described below, the Registrants have the right to consideration from the customer in an amount that corresponds directly with the value transferred to the customer for the performance completed to date. Therefore, the Registrants generally recognize revenue in the amount for which they have the right to invoice the customer. As a result, there are generally no significant judgments used in determining or allocating the transaction price.

Revenue Source	Description	Performance Obligation	Timing of Revenue Recognition	Payment Terms
Regulated Electric and Gas Tariff Sales	Sales of electricity and electricity distribution services (the Utility Registrants) and natural gas and gas distribution services (PECO, BGE, and DPL) to residential, commercial, industrial, and governmental customers through regulated tariff rates approved by state regulatory commissions.	Delivery of electricity and/or natural gas.	Over time (each day) as the electricity and/or natural gas is delivered to customers. Tariff sales are generally considered daily contracts as customers can discontinue service at any time. (a)	Within the month following delivery of the electricity or natural gas to the customer.
Regulated Transmission Services	The Utility Registrants provide open access to their transmission facilities to PJM, which directs and controls the operation of these transmission facilities and accordingly compensates the Utility Registrants pursuant to filed tariffs at cost-based rates approved by FERC.	Various including (i) Network Integration Transmission Services (NITS), (ii) scheduling, system control and dispatch services, and (iii) access to the wholesale grid.	Over time utilizing output methods to measure progress towards completion. (b)	Paid weekly by PJM.
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(a)Electric and natural gas utility customers have the choice to purchase electricity or natural gas from competitive electric generation and natural gas suppliers. While the Utility Registrants are required under state legislation to bill their customers for the supply and distribution of electricity and/or natural gas, they recognize revenue related only to the distribution services when customers purchase their electricity or natural gas from competitive suppliers.
(b)Passage of time is used for NITS and access to the wholesale grid and MWHs of energy transported over the wholesale grid is used for scheduling, system control and dispatch services.
The Utility Registrants do not incur any material costs to obtain or fulfill contracts with customers.
Contract Liabilities
The Registrants record contract liabilities when consideration is received or due prior to the satisfaction of the performance obligations. The Registrants record contract liabilities in Other current liabilities and Other noncurrent liabilities in the Registrants' Consolidated Balance Sheets.
On July 1, 2020, Pepco, DPL, and ACE each entered into a collaborative arrangement with an unrelated owner and manager of communication infrastructure (the Buyer). Under this arrangement, Pepco, DPL, and ACE sold a 60% undivided interest in their respective portfolios of transmission tower attachment agreements with telecommunications companies to the Buyer, in addition to transitioning management of the day-to-day operations of the jointly-owned agreements to the Buyer for 35 years, while retaining the safe and reliable operation of its utility assets. In return, Pepco, DPL, and ACE will provide the Buyer limited access on the portion of the towers where the equipment resides for the purposes of managing the agreements for the benefit of Pepco, DPL, ACE, and the Buyer. In addition, for an initial period of three years and two, two-year extensions that are subject to certain conditions, the Buyer has the exclusive right to enter into new agreements with telecommunications companies and to receive a 30% undivided interest in those new agreements. PHI, Pepco, DPL, and ACE received cash and recorded contract liabilities as of July 1, 2020 as shown in the table below. The revenue attributable to this arrangement will be recognized as operating revenue over the 35 years under the collaborative arrangement.
The following table provides a rollforward of the contract liabilities reflected in Exelon's, PHI's, Pepco's, DPL's, and ACE'S Consolidated Balance Sheets. As of December 31, 2021, 2020, and 2019, ComEd's, PECO's, and BGE's contract liabilities were not material.

	Exelon	PHI	Pepco	DPL	ACE
Balance as of December 31, 2019	$—	$—	$—	$—	$—
Consideration received or due	122	122	98	12	12
Revenues recognized	(4)	(4)	(4)	—	—
Balance as of December 31, 2020	118	118	94	12	12
Revenues recognized	(9)	(9)	(7)	(1)	(1)
Balance as of December 31, 2021	$109	$109	$87	$11	$11

The following table reflects revenues recognized in the years ended December 31, 2021, 2020 and 2019, which were included in contract liabilities at December 31, 2020, 2019, and 2018, respectively:

2021
Exelon	$9
PHI	9
Pepco	7
DPL	1
ACE	1
Transaction Price Allocated to Remaining Performance Obligations
The following table shows the amounts of future revenues expected to be recorded in each year for performance obligations that are unsatisfied or partially unsatisfied as of December 31, 2021. This disclosure only includes contracts for which the total consideration is fixed and determinable at contract inception. The average contract term varies by customer type and commodity but ranges from one month to several years.
This disclosure excludes the Utility Registrants' gas and electric tariff sales contracts and transmission revenue contracts as they generally have an original expected duration of one year or less and, therefore, do not contain any future, unsatisfied performance obligations to be included in this disclosure.

	2022	2023	2024	2025	2026 and thereafter	Total
Exelon	$8	$8	$6	$5	$82	$109
PHI	8	8	6	5	82	109
Pepco	6	6	5	5	65	87
DPL	1	1	—	—	9	11
ACE	1	1	1	—	8	11
Revenue Disaggregation
The Registrants disaggregate revenue recognized from contracts with customers into categories that depict how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors. See Note 5 — Segment Information for the presentation of the Registrant's revenue disaggregation.